UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-05539

                 Scudder Intermediate Government & Agency Trust
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Intermediate Government & Agency Trust
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                                   Principal
                                                                                                   Amount ($)(b)  Value ($)
                                                                                      -------------------------------------

US Government Backed 19.9%
US Treasury Bond:
7.5%, 11/15/2016                                                                            160,000                200,600
12.0%, 8/15/2013                                                                          7,500,000              9,360,352
US Treasury Note:
2.25%, 2/15/2007 (c)                                                                     10,000,000              9,727,340
2.375%, 8/15/2006                                                                         8,645,000              8,500,127
3.0%, 11/15/2007 (c)                                                                      8,750,000              8,559,959
3.375%, 11/15/2008 (c)                                                                    3,050,000              2,981,613
3.625%, 1/15/2010                                                                         1,360,000              1,327,435
5.625%, 5/15/2008                                                                         8,000,000              8,384,688
                                                                                                              ------------
Total US Government Backed (Cost $51,014,346)                                                                   49,042,114

Agencies Backed by the Full Faith and Credit of the US Government 4.0%
Government National Mortgage Association:
5.5% with various maturities from 2/15/2029
until 3/15/2033 (f)                                                                       3,229,863              3,264,138
6.0% with various maturities from 2/15/2032
until 10/20/2034                                                                          4,636,303              4,768,328
6.5% with various maturities from 9/15/2028
until 11/20/2032                                                                            987,749              1,031,201
7.0% with various maturities from 8/15/2028
until 4/15/2029                                                                              31,002                 32,819
7.5% with various maturities from 5/15/2026
until 4/15/2029                                                                             233,827                251,453
8.0% with various maturities from 9/15/2029
until 12/15/2029                                                                            272,686                294,029
8.5%, 10/15/2030                                                                              4,936                  5,371
9.0% with various maturities from 6/15/2018
until 8/15/2022                                                                              40,720                 44,701
                                                                                                              ------------
Total Agencies Backed by the Full Faith and Credit of the US Government
(Cost $9,688,526)                                                                                                9,692,040

Agencies Not Backed by the Full Faith and Credit of the US Government 55.3%

US Government Sponsored Agencies 42.5%
Federal Farm Credit Bank:
2.125%, 7/17/2006                                                                        10,050,000              9,833,794
4.125%, 4/15/2009                                                                         7,500,000              7,425,473
Federal Home Loan Mortgage Corp., 5.75%, 4/15/2008                                       20,000,000             20,876,340
Federal National Mortgage Association:
2.0%, 1/15/2006                                                                           7,210,000              7,120,813
3.25% with various maturities from 1/15/2008
until 2/15/2009 (c)                                                                      31,720,000             30,885,621
4.0%, 9/2/2008 (c)                                                                        5,000,000              4,927,725
5.5%, 5/2/2006                                                                            4,750,000              4,832,194
6.0%, 5/15/2011                                                                           4,300,000              4,603,640
7.25%, 1/15/2010                                                                          3,460,000              3,862,806
Tennessee Valley Authority, 4.75%, 8/1/2013                                              10,200,000             10,243,921
                                                                                                              ------------
                                                                                                               104,612,327

US Government Agency Sponsored Pass-Throughs 3.8%
Federal Home Loan Mortgage Corp.:
5.5% with various maturities from 3/1/2033 until 4/1/2033                                 4,134,472              4,153,623
6.5% , 9/1/2032                                                                             472,612                491,186
7.0% with various maturities from 10/1/2030 until 3/1/2032                                   12,754                 13,438
8.5%, 7/1/2030                                                                                3,232                  3,519
10.25%, 3/1/2016                                                                            201,290                215,102
Federal National Mortgage Association:
5.0% with various maturities from 4/1/2018 until 5/1/2018                                 2,667,108              2,668,678
6.0% with various maturities from 5/1/2016 until 8/1/2017                                 1,369,496              1,415,086
6.5% with various maturities from 6/1/2016 until 4/1/2017                                   482,292                503,755
8.5% with various maturities from 6/1/2030 until 9/1/2030                                    11,642                 12,669
                                                                                                              ------------
                                                                                                                 9,477,056
Collateralized Mortgage Obligations 9.0%
Fannie Mae Grantor Trust:
"B", Series 2003-T3, 5.763%, 12/25/2011                                                  10,000,000             10,575,806
"A2", Series 2001-T12, 7.5%, 8/25/2041                                                    3,103,747              3,329,933
Federal National Mortgage Association,
"3A", Series 2004-W8, 7.5%, 6/25/2044                                                     7,743,661              8,193,813
                                                                                                              ------------
                                                                                                                22,099,552
Total Agencies Not Backed by the Full Faith and Credit of the US Government
(Cost $138,991,658)                                                                                            136,188,935
                                                                                                              ------------
Corporate Bonds 0.6%
Energy
Pemex Project Funding Master Trust:
9.5%, 9/15/2027                                                                           1,090,000              1,332,525
144A, 9.5%, 9/15/2027                                                                       160,000                196,000
                                                                                                              ------------
Total Corporate Bonds (Cost $1,521,682)                                                                          1,528,525

Foreign Government Bonds 16.2%

Foreign Bonds - US$ Denominated 14.5%
Sovereign Bonds
Aries Vermogensverwaltung GmbH, Series C, 9.6%, 10/25/2014                                  500,000                602,760
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                                     1,500,000              1,398,750
Dominican Republic:
9.04%, 1/23/2013                                                                            750,000                684,375
9.5%, 9/27/2006                                                                             590,000                545,750
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond,
LIBOR plus .8125%, 3.063%**, 4/15/2024                                                      600,000                535,500
Floating Rate Note Debt Conversion Bond,
LIBOR Plus .875%, 3.125%**, 4/15/2012                                                       220,590                207,090
11.0%, 1/11/2012                                                                            740,000                836,200
11.0%, 8/17/2040                                                                          1,380,000              1,535,940
11.5%, 3/12/2008                                                                             80,000                 90,120
14.5%, 10/15/2009                                                                         1,140,000              1,431,840
Republic of Algeria, Floating Rate Debt Conversion Bond,
LIBOR plus .8125%, 4.003%**, 3/4/2010                                                       555,769                550,212
Republic of Argentina:
7.82%, 12/31/2033 *                                                                         437,266                447,794
9.75%, 9/19/2027 *                                                                        2,120,000                551,200
11.375%, 3/15/2010 *                                                                        300,000                 90,000
11.75%, 4/7/2009 *                                                                        2,300,000                690,000
12.375%, 2/21/2012 *                                                                        200,000                 60,000
Series 2008, 15.5%, 12/19/2008 *                                                          2,200,000                550,000
Republic of Bulgaria, 8.25%, 1/15/2015                                                    2,250,000              2,736,000
Republic of Colombia:
10.375%, 1/28/2033                                                                          250,000                265,000
10.75%, 1/15/2013                                                                           870,000                972,225
Republic of Ecuador, Step-up Coupon, 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10.0% to 8/15/2030                                                     1,240,000              1,103,600
Republic of Philippines:
8.375%, 2/15/2011                                                                           350,000                357,000
9.375%, 1/18/2017                                                                         1,730,000              1,825,150
9.5%, 2/2/2030                                                                              760,000                742,900
9.875%, 1/15/2019                                                                           465,000                485,925
Republic of Turkey:
7.375%, 2/5/2025                                                                            520,000                488,800
10.5%, 1/13/2008                                                                            250,000                278,750
11.5%, 1/23/2012                                                                            650,000                790,562
11.75%, 6/15/2010                                                                         1,500,000              1,809,375
11.875%, 1/15/2030                                                                          160,000                212,400
Republic of Venezuela:
Floating Rate Note Debt Conversion Bond,
LIBOR plus 1.000, 3.693%**, 4/20/2011                                                       400,000                358,000
Series A, 6.75%, 3/31/2020                                                                  520,000                514,800
7.0%, 12/1/2018                                                                           1,660,000              1,415,150
9.25%, 9/15/2027                                                                          1,700,000              1,688,100
10.75%, 9/19/2013                                                                           330,000                367,125
Russian Federation, Step-up Coupon,
5.0% to 3/31/2007, 7.5% to 3/31/2030                                                      2,630,000              2,694,435
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008                                                                 1,460,000              1,342,178
Series VII, 3.0%, 5/14/2011                                                               1,170,000                979,173
United Mexican States:
Series A, 6.625%, 3/3/2015                                                                1,970,000              2,052,740
8.3%, 8/15/2031                                                                             920,000              1,053,400
Series A, 9.875%, 2/1/2010                                                                  270,000                321,300
                                                                                                              ------------
                                                                                                                35,661,619

Foreign Bonds - Non US$ Denominated 1.7%
Sovereign Bonds
Aries Vermogensverwaltung GmbH, Series B, 7.75%, 10/25/2009               EUR               250,000                365,518
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023                                              MXN            12,630,000                876,426
Series M-20, 10.0%, 12/5/2024                                             MXN             7,120,000                591,780
Republic of Argentina:
8.0%, 2/26/2008 *                                                         EUR               300,000                114,723
8.125%, 10/4/2049 *                                                       EUR               230,000                 59,630
8.5%, 7/30/2010 *                                                         EUR               610,000                233,269
8.5%, 7/1/2049 *                                                          EUR               110,000                 28,519
8.75%, 2/4/2049 *                                                         EUR               370,000                105,519
10.0%, 1/7/2049 *                                                         EUR               150,000                 44,722
11.75%, 5/20/2011 *                                                       EUR               255,646                 74,564
11.75%, 11/13/2026 *                                                      EUR               562,421                153,104
12.0%, 9/19/2016 *                                                        EUR               214,743                 59,850
Republic of Colombia, 12.0%, 10/22/2015                                   COP           667,000,000                267,973
Republic of Romania, 5.75%, 7/2/2010                                      EUR               830,000              1,175,668
                                                                                                              ------------
                                                                                                                 4,151,265

Total Foreign Bonds (Cost $39,848,646)                                                                          39,812,884
                                                                                                              ------------
                                                                                             Shares               Value ($)
                                                                                             ------               ---------
Securities Lending Collateral 10.7%
Daily Assets Fund Institutional, 2.83% (d)(e)
(Cost $26,471,250)                                                                       26,471,250             26,471,250
                                                                                                              ------------
Cash Equivalents 3.4%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $8,490,208)                                                                         8,490,208              8,490,207
                                                                                                              ------------

                                                                                               % of
                                                                                             Net Assets          Value ($)
                                                                                             ----------          ---------

Total Investment Portfolio  (Cost $276,026,316)                                               110.1            271,225,955
Other Assets and Liabilities, Net                                                             -10.1            -24,876,992
                                                                                                              ------------
Net Assets                                                                                    100.0            246,348,963
                                                                                                              ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. Discounts are not accreted for securities purchased in default. The following table represents bonds that are in default.

                                              Maturity         Principal                   Acquisition
Security                Coupon                  Date            Amount                      Cost ($)              Value ($)
---------------------------------------------------------------------------------------------------------------------------
Republic of Argentina:
---------------------------------------------------------------------------------------------------------------------------
                           8.0 %                  2/26/2008         300,000  EUR                     95,704        114,723
---------------------------------------------------------------------------------------------------------------------------
                         8.125 %                  10/4/2049         230,000  EUR                     92,879         59,630
---------------------------------------------------------------------------------------------------------------------------
                          7.82 %                 12/31/2033         437,266  EUR                    528,612        447,794
---------------------------------------------------------------------------------------------------------------------------
                           8.5 %                  7/30/2010         610,000  EUR                    249,907        233,269
---------------------------------------------------------------------------------------------------------------------------
                           8.5 %                   7/1/2049         110,000  EUR                     45,280         28,519
---------------------------------------------------------------------------------------------------------------------------
                          8.75 %                   2/4/2049         370,000  EUR                    157,849        105,519
---------------------------------------------------------------------------------------------------------------------------
                          9.75 %                  9/19/2027       2,120,000  USD                    642,900        551,200
---------------------------------------------------------------------------------------------------------------------------
                          10.0 %                   1/7/2049         150,000  EUR                     46,426         44,722
---------------------------------------------------------------------------------------------------------------------------
                         11.75 %                   4/7/2009       2,300,000  USD                    557,750        690,000
---------------------------------------------------------------------------------------------------------------------------
                         11.75 %                  5/20/2011         255,646  EUR                     81,264         74,564
---------------------------------------------------------------------------------------------------------------------------
                         11.75 %                 11/13/2026         562,421  EUR                    141,563        153,104
---------------------------------------------------------------------------------------------------------------------------
                        11.375 %                  3/15/2010         300,000  USD                     95,250         90,000
---------------------------------------------------------------------------------------------------------------------------
                          12.0 %                  9/19/2016         214,743  EUR                     62,120         59,850
---------------------------------------------------------------------------------------------------------------------------
                        12.375 %                  2/21/2012         200,000  USD                     62,750         60,000
---------------------------------------------------------------------------------------------------------------------------
                          15.5 %                 12/19/2008       2,200,000  USD                    708,400        550,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                 $3,568,654     $3,262,894
---------------------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.

*** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Principal amount stated in US dollars unless otherwise noted.

(c) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $25,765,457, which is 10.5% of total net assets.

(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending.

(f) Mortgage dollar rolls included.

LIBOR: Represents the London Interbank Offered Rate

Included in the portfolio are investments in mortgage and asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association, Federal Home Loan Mortgage Corp., and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

As of March 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                           Unrealized
     Contracts to Deliver            In Exchange For                          Date     Appreciation (US $)
------------------------------------------------------------------------------------------------------------
EUR                    193,000 USD                                  252,724 4/28/2005                 2,393
------------------------------------------------------------------------------------------------------------
USD                    364,000 MXN                                4,115,748 4/28/2005                 2,395
------------------------------------------------------------------------------------------------------------
EUR                    227,000 USD                                  296,911 4/28/2005                 2,480
------------------------------------------------------------------------------------------------------------
USD                    523,357 MXN                                5,921,000 4/28/2005                 3,747
------------------------------------------------------------------------------------------------------------
USD                  1,875,859 EUR                                1,455,000 4/28/2005                11,353
------------------------------------------------------------------------------------------------------------
EUR                  3,517,000 USD                                4,578,114 4/28/2005                16,379
------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                        38,747
------------------------------------------------------------------------------------------------------------


                                                                                           Unrealized
     Contracts to Deliver            In Exchange For                          Date     Depreciation (US$)
------------------------------------------------------------------------------------------------------------
MXN                 22,795,000 USD                                1,991,525 4/28/2005               (37,748)
------------------------------------------------------------------------------------------------------------
USD                    781,655 EUR                                  582,000 4/28/2005               (26,770)
------------------------------------------------------------------------------------------------------------
USD                    570,000 MXN                                6,379,440 4/28/2005                (2,085)
------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                       (66,603)
------------------------------------------------------------------------------------------------------------


Currency Abbreviations
------------------------------------------------------------------------------------------------------------
COP           Colombian Peso             MXN                Mexican Peso
------------------------------------------------------------------------------------------------------------
EUR           Euro                       USD                United States Dollar
------------------------------------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                       Scudder Intermediate Government & Agency Trust


By:                               /s/ Julian Sluyters
                                  ---------------------------
                                  Julian Sluyters
                                  Chief Executive Officer

Date:                             May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                       Scudder Intermediate Government & Agency Trust

By:                               /s/ Julian Sluyters
                                  ---------------------------
                                  Julian Sluyters
                                  Chief Executive Officer

Date:                             May 26, 2005



By:                               /s/ Paul Schubert
                                  ---------------------------
                                  Paul Schubert
                                  Chief Financial Officer

Date:                             May 26, 2005